Label	Element	Value
Innovator Uncapped Bitcoin 20 Floor ETF® - Quarterly | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	73.10%
Innovator Uncapped Bitcoin 20 Floor ETF® - Quarterly | Cboe Mini Bitcoin U.S. ETF Index, Expiration: 06/30/2026; Exercise Price: $127.99 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	31.90%
Innovator Uncapped Bitcoin 20 Floor ETF® - Quarterly | Cboe Mini Bitcoin U.S. ETF Index, Expiration: 06/30/2026; Exercise Price: $159.99 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(5.00%)